Supplemental Disclosure with Respect to Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-cash transactions and other supplemental disclosures:
Additions to mineral property, plant and equipment in accounts payable and accrued liabilities	$ 54,295	$ 17,311
Availability fees on Senior Secured Term Loan in accounts payable and accrued liabilities	1,242
Share issue costs in accounts payable and accrued liabilities		106
Construction prepayments and deposits reclassified to mineral property, plant and equipment	8,676
Settlement of accrued directors fees through issuance of DSUs	$ 424	$ 450